UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6177

        Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Investment Quality Municipal Fund, Inc. (NQC) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.4% (1.6% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$790	4.250%, 6/01/21	6/15 at 100.00	BBB	$760,865
3,500	5.250%, 6/01/45	6/15 at 100.00	BBB	3,305,925
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San	6/12 at 100.00	BBB	1,013,350
	Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%, 6/01/36

	Education and Civic Organizations - 15.0% (9.8% of Total Investments)
2,250	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 1996,	10/06 at 102.00	AAA	2,320,853
	5.125%, 10/01/26 - CONNIE LEE/AMBAC Insured
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2000,	11/10 at 100.00	Aaa	3,256,350
	5.750%, 11/01/30 - MBIA Insured
6,000	California State Public Works Board, Lease Revenue Bonds, California State University Projects,	10/07 at 102.00	A2	6,248,160
	Series 1997C, 5.400%, 10/01/22
2,500	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 101.00	AAA	2,612,600
	of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured
2,540	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/25 -	9/09 at 101.00	AAA	2,642,311
	AMBAC Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
9,270	5.125%, 5/15/16 - AMBAC Insured	5/13 at 100.00	AAA	9,949,028
3,000	5.125%, 5/15/17 - AMBAC Insured	5/13 at 100.00	AAA	3,215,730
1,060	5.000%, 5/15/24 - AMBAC Insured	5/13 at 100.00	AAA	1,112,343

	Healthcare - 7.9% (5.2% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series	7/14 at 100.00	A-	3,107,850
	2004G, 5.250%, 7/01/23
795	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	803,252
	Series 2005, 5.000%, 11/15/34
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
320	5.250%, 7/01/24	7/15 at 100.00	BBB+	329,830
660	5.250%, 7/01/35	7/15 at 100.00	BBB+	669,953
2,145	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	2,204,888
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 5/31/09)
	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community
	Hospitals of Central California, Series 1993:
1,595	5.250%, 2/01/13	2/06 at 100.00	Baa2	1,595,909
6,820	5.500%, 2/01/15	2/06 at 100.00	Baa2	6,824,706
1,000	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series 1997A,	12/07 at 102.00	BBB+	1,043,950
	5.700%, 12/01/14

	Housing/Multifamily - 2.5% (1.6% of Total Investments)
3,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	3,063,990
	Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A-	2,194,880
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32

	Long-Term Care - 1.4% (0.9% of Total Investments)
2,945	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	3,003,282
	Group, Series 1999, 5.375%, 4/01/17

	Tax Obligation/General - 19.5% (12.8% of Total Investments)
2,400	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/20	8/13 at 100.00	A	2,556,336
	California, General Obligation Bonds, Series 2004:
1,000	5.000%, 2/01/21	2/14 at 100.00	A	1,043,180
3,150	5.250%, 4/01/34	4/14 at 100.00	A	3,286,930
3,595	California, Various Purpose General Obligation Bonds, Series 2000, 5.250%, 9/01/20	9/10 at 100.00	A	3,774,822
2,395	Fontana Unified School District, San Bernardino County, California, General Obligation Refunding	5/09 at 102.00	AAA	2,618,837
	Bonds, Series 1997D, 5.800%, 5/01/17 - FGIC Insured
3,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A,	No Opt. Call	AAA	3,649,290
	6.000%, 8/01/26 - MBIA Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/21	9/11 at 100.00	AA	10,574,971
1,385	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,450,344
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,456,832
	Series 2004A, 5.250%, 8/01/24 - FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
460	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	480,599
480	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	501,110
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA	No Opt. Call	AAA	3,712,930
	Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	21,640
	8/01/21 - MBIA Insured
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	3,827,670
	2003E, 5.250%, 7/01/24 - FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
360	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	377,392
525	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	548,667

	Tax Obligation/Limited - 35.9% (23.4% of Total Investments)
4,460	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	4,799,718
3,135	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	3,391,976
	East End Project, Series 2002A, 5.250%, 12/01/15 - AMBAC Insured
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	3,230,880
	State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Hospital	12/11 at 102.00	AAA	3,146,100
	Addition, Series 2001A, 5.000%, 12/01/21 - AMBAC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/11 at 101.00	AAA	1,708,676
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 - AMBAC Insured
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
325	5.000%, 9/01/20 - XLCA Insured	9/15 at 100.00	AAA	342,284
3,840	5.000%, 9/01/35 (DD, settling 12/01/05) - XLCA Insured	9/15 at 100.00	AAA	3,915,456
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior
	Lien Sales Tax Revenue Bonds, Series 2000A:
8,005	5.250%, 7/01/25 - FGIC Insured	7/10 at 101.00	AAA	8,483,459
6,500	5.250%, 7/01/30 - FGIC Insured	7/10 at 101.00	AAA	6,866,730
1,250	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	1,298,363
	Refunding Project, Series 2005A, 5.000%, 12/01/25 - MBIA Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/11 at 101.00	AAA	4,316,800
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 - MBIA Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/06 at 102.00	N/R	1,735,162
	Project, Series 1997, 6.375%, 9/01/17
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,106,323
	Series 2001, 5.000%, 8/01/21 - AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	4,859,892
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,	8/12 at 101.00	N/R	1,535,625
	Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	8/13 at 100.00	AAA	1,036,330
	Series 2003, 5.000%, 8/01/23 - MBIA Insured
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	376,693
	5.000%, 9/01/35 - XLCA Insured
770	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	785,238
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	4,511,360
	5.400%, 11/01/20 - AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	3,708,003
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,157,700
	Series 2002B, 5.250%, 6/01/19 - AMBAC Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series	6/13 at 100.00	AAA	2,941,473
	2003, 5.000%, 6/01/23 - MBIA Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Live Oak	9/10 at 102.00	AAA	5,585,160
	and Soquel Community Improvement Projects, Series 2000, 5.250%, 9/01/25 - AMBAC Insured

	Transportation - 29.5% (19.3% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A,	10/09 at 101.00	AAA	13,279,370
	5.000%, 10/01/29 - MBIA Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series
	2001D:
3,875	5.000%, 4/01/12	4/11 at 100.00	AA	4,130,246
2,605	5.000%, 4/01/16	4/11 at 100.00	AA	2,765,546
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	5,520,775
	Series 1999, 0.000%, 1/15/29
9,980	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.500%, 5/15/25 (Alternative Minimum	5/10 at 101.00	AA-	10,479,299
	Tax)
9,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	9,566,370
	Tax) - FGIC Insured
15,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	16,068,900
	Second Series 2000, Issue 24A, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

	U.S. Guaranteed*** - 25.9% (16.9% of Total Investments)
2,110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series	10/08 at 101.00	AAA	2,234,068
	1998B, 5.250%, 10/01/12
3,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3***	3,330,330
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded to 12/01/09)
	California, Various Purpose General Obligation Bonds, Series 2000:
480	5.250%, 9/01/20 (Pre-refunded to 9/01/10)	9/10 at 100.00	A***	516,566
13,300	5.750%, 3/01/27 (Pre-refunded to 3/01/10) - MBIA Insured	3/10 at 101.00	AAA	14,674,555
670	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA***	740,531
	Series 2001W, 5.500%, 12/01/16 (Pre-refunded to 12/01/11)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,600	5.375%, 5/01/17 (Pre-refunded to 5/01/12) - XLCA Insured	5/12 at 101.00	AAA	3,989,232
6,000	5.125%, 5/01/18 (Pre-refunded to 5/01/12)	5/12 at 101.00	A2***	6,531,120
2,250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	Aaa	2,510,910
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded to 6/01/13)
2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Central	1/06 at 100.00	BBB***	2,634,150
	Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10
1,100	Newhall School District, Los Angeles County, California, General Obligation Bonds, Series 2002B,	8/12 at 101.00	AAA	1,222,914
	5.375%, 8/01/22 (Pre-refunded to 8/01/12) - FSA Insured
2,745	Northridge Water District, California, Revenue Certificates of Participation, Series 2001, 5.250%,	2/11 at 101.00	AAA	2,995,619
	2/01/21 (Pre-refunded to 2/01/11) - AMBAC Insured
6,225	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26	7/06 at 102.00	AAA	6,451,341
	(Pre-refunded to 7/01/06) - MBIA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,392,000
	7/01/36 (Pre-refunded to 7/01/12)
1,815	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	2,012,272
	8/01/21 (Pre-refunded to 8/01/14) - MBIA Insured

	Utilities - 4.9% (3.2% of Total Investments)
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,	7/11 at 100.00	AAA	5,311,200
	5.250%, 7/01/20 - FSA Insured
700	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	739,011
	5.000%, 7/01/21 - MBIA Insured
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	765,789
	9/01/31 - XLCA Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 -	1/13 at 100.00	AAA	3,410,336
	MBIA Insured

	Water and Sewer - 8.2% (5.3% of Total Investments)
3,330	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,656,573
	Series 2001W, 5.500%, 12/01/16
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	1,628,820
	5.250%, 7/01/19 - MBIA Insured
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%, 6/01/17 -	6/13 at 100.00	AAA	3,208,774
	FGIC Insured
	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San Elijo
	Wastewater Facilities, Series 2003:
1,245	5.000%, 3/01/16 - FSA Insured	3/12 at 101.00	AAA	1,333,918
1,310	5.000%, 3/01/17 - FSA Insured	3/12 at 101.00	AAA	1,390,762
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002, 5.250%,	9/12 at 101.00	AAA	3,663,652
	9/01/22 - MBIA Insured
2,155	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%,	3/15 at 100.00	AAA	2,233,183
	9/01/25 - MBIA Insured

$302,125	Total Long-Term Investments (cost $302,669,596) - 153.1%			320,389,088

	Other Assets Less Liabilities - 0.4%			889,598

	Preferred Shares, at Liquidation Value - (53.5)%			(112,000,000)

	Net Assets Applicable to Common Shares - 100%			$209,278,686

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $302,223,108.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$18,481,132
Depreciation	(315,152)

Net unrealized appreciation (depreciation) of investments	$18,165,980

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.